Stockholders' Equity (Deficit) (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding - December 31, 2012	439,611
Number of Options, Granted	144,333
Number of options, Exercised	0
Number of Options, Forfeited or Cancelled	(26,531)
Number of Options, Outstanding - December 31, 2013	557,413	439,611
Number of Options, Exercisable - December 31, 2013	320,373
Weighted Average Exercise Price, Outstanding - December 31, 2012	$ 6.15
Weighted Average Exercise Price, Granted	$ 3.04
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Forfeited or Canceled	$ 13.16
Weighted Average Exercise Price, Outstanding - December 31, 2013	$ 4.98	$ 6.15
Weighted Average Exercise Price, Exercisable - December 31, 2013	$ 6.18
Weighted Average Remaining Contractual Life (In Years), Outstanding	4 years	4 years 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable (in years) - December 31, 2013	4 years
Aggregate Intrinsic Value, Options Outstanding - December 31, 2012	$ 0
Aggregate Intrinsic Value, Options Outstanding - December 31, 2013	5,250	0
Aggregate Intrinsic Value, Options Exercisable - December 31, 2013	$ 0